Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2024
Accrued expenses and other liabilities
Accrued expenses and other liabilities

5.   Accrued expenses and other liabilities

Accrued expenses and other liabilities consist of the following as of December 31, 2024 and 2023:

	As of December 31
In thousands of U.S. Dollars	2024	2023
Accrued vessel operating expenses and voyage expenses	11,794	12,961
Other accrued expenses	6,519	5,304
Total accrued expenses	18,313	18,265